Impairment	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Impairment

25.	Impairment

Statement of income	2024	2023	2022
Impairment (losses) reversals	(1,531)	(2,680)	(1,315)
Exploratory assets	(224)	(364)	−
Impairment of equity-accounted investments	13	(2)	(6)
Net effect within the statement of income	(1,742)	(3,046)	(1,321)
Losses	(1,955)	(3,307)	(1,640)
Reversals	213	261	319

Statement of financial position	2024	2023	2022
Property, plant and equipment (1)	(1,487)	(2,783)	(1,163)
Intangible assets (1)	(224)	(364)	(1)
Assets classified as held for sale	(32)	103	(151)
Investments	1	(2)	(6)
Net effect within the statement of financial position	(1,742)	(3,046)	(1,321)
(1) See note 25.1.

The Company annually tests its assets for impairment or when there is an indication that their carrying amount may not be recoverable, or that there may be a reversal of impairment losses recognized in previous years.

On November 21, 2024, management concluded and approved its Business Plan 2025-2029, considering a complete update of economic assumptions, as well as its project portfolio and estimates of reserve volumes.

25.1.	Impairment of property, plant and equipment and intangible assets

Asset or CGU by nature (1)	Carrying amount before impairment testing	Recoverable amount (2)	Impairment (losses) / reversals (3)	Business segment	Comments
					2024
Producing properties relating to oil and gas activities in Brazil (several CGUs)	7,998	7,000	(1,129)	E&P	Item (a1)
Second refining unit in RNEST	414	−	(421)	RT&M	Item (b1)
Oil and gas exploratory assets (several CGUs)	200	−	(224)	E&P	Item (c1)
Others			63	Several
Total			(1,711)
					2023
Producing properties relating to oil and gas activities in Brazil (several CGUs)	8,332	6,108	(2,217)	E&P	Item (a2)
Second refining unit in RNEST	943	455	(486)	RT&M	Item (b2)
Oil and gas exploratory assets (several CGUs)	371	−	(364)	E&P	Item (c2)
Others	−	−	(80)	Several
Total			(3,147)
					2022
Producing properties relating to oil and gas activities in Brazil (several CGUs)	8,307	7,747	(628)	E&P	Item (a3)
Oil and gas production and drilling equipment in Brazil (several CGUs)	486	7	(478)	E&P	Item (d)
Itaboraí utilities	919	777	(142)	G&LCE	Item (e)
Second refining unit in RNEST	792	882	89	RT&M	Item (b3)
Others			(5)	Several
Total			(1,164)
(1) It only refers to CGUs or assets which presented impairment losses or reversals in the period.
(2) The recoverable amounts of assets for impairment computation were their value in use, unless otherwise indicated.
(3) Impairment losses and reversals are calculated individually for each CGU. However, there are certain line items of this table which represent several CGUs. Thus, as impairment reversals are limited to pre-impairment carrying amounts less subsequent depreciation or amortization recognized, the "Impairment (losses) / reversals" of the line items representing several CGUs may not represent a direct relation between "Carrying amount" and "Recoverable Amount".

In assessing the recoverable amount of property, plant and equipment and intangible assets, individually or grouped in CGUs, the Company bases its cash flow projections on:

•	the estimated useful life of the asset or assets grouped into the CGU, based on the expected use of those assets, considering the Company’s maintenance policy;
•	assumptions and financial forecasts approved by management for the period corresponding to the expected life cycle of each different business; and
•	discount rates derived from the Company’s post-tax weighted average cost of capital (WACC), adjusted by specific risk-premiums in case of projects postponed for an extended period, or by specific country-risks, in case of assets abroad. The use of post-tax discount rates in determining value in use does not result in different recoverable amounts if pre-tax discount rates had been used.

The cash flow projections used to measure the value in use of the CGUs, at December 31, 2024, were mainly based on the following updated assumptions for average Brent prices and Brazilian real/U.S. dollar average exchange rates:

At December 31, 2024, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Business Plan 2025-2029	2025	2026	2027	2028	2029	Long term Average
Average Brent (US$/barrel)	83	77	74	71	68	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.00	4.92	4.87	4.83	4.79	4.64

At December 31, 2023, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Strategic Plan 2024-2028	2024	2025	2026	2027	2028	Long term Average
Average Brent (US$/barrel)	80	78	75	73	70	65
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.05	5.04	5.03	4.98	4.90	4.65

At December 31, 2022, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

Strategic Plan 2023-2027	2023	2024	2025	2026	2027	Long term Average
Average Brent (US$/barrel)	85	80	75	70	65	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.02	5.00	5.00	4.97	4.88	4.76

Post-tax discount rates, excluding inflation, applied in the tests which presented the main impairment losses and reversals for the period were:

Activity	12.31.2024	12.31.2023
Producing properties relating to oil and gas activities in Brazil	7.6% p.a.	7.6% p.a.
RT&M in Brazil – postponed projects	7.7% p.a.	7.0% p.a.

In 2024, the main changes in the CGUs (in the E&P segment) were:

•	Extinction of the Carapanaúba field due to its annexation to the Sudoeste de Urucu field (Arara cluster);
•	Extinction of the Cherne cluster due to the signing of a purchase and sale agreement for the transfer of Petrobras' entire interest;
•	Extinction of the Cidade Entre Rios field due to its annexation to the Riacho Ouricuri field;
•	Exclusion of the Cachalote field following the approval of its abandonment; and
•	Reintegration of the Uruguá and Tambaú fields due to the cancellation of the purchase and sale agreement.

Additional information on key assumptions for impairment testing and on CGU definitions is presented in note 4.2.2.

Information on the main impairment losses of property, plant and equipment and intangible assets is presented as follows:

a1) Producing properties in Brazil – 2024

The assessments of assets linked to oil and gas production fields in Brazil resulted in net losses amounting to US$ 1,129, primarily related to the CGUs of: (i) Roncador (US$ 366), Barracuda and Caratinga cluster (US$ 204). These losses were mainly driven by the revision of decommissioning costs, as well as a reduction in platform efficiency and well performance forecasts for Barracuda and Caratinga cluster, negatively impacting the production curves of the fields; and (ii). Uruguá/Tambaú (US$ 497) due to the cancellation of the divestment process and the absence of production curves associated with Business Plan 2025-2029.

a2) Producing properties in Brazil – 2023

Impairment losses on producing properties in Brazil amount to US$ 2,217, mainly in Roncador field (US$ 2,004), due to the revision of the production curve, in the Strategic Plan 2024-2028, arising from below-expected performance of its wells observed in 2023, due to the interruption of production in some wells and to the accelerated decline of production due to the increase in the percentage of water in other wells.

a3) Producing properties in Brazil – 2022

Impairment losses on producing properties in Brazil amount to US$ 628, mainly in Roncador field (US$ 518), reflecting the revision of abandonment costs and of the recovery of areas, as well as changes in operational efficiency estimates, which had a negative effect over production curves of this field.

b1) Second refining unit of RNEST – 2024

Impairment losses amounting to US$ 421 due to the increase in investment and operating expenditures estimates reflected in the Business Plan 2025-2029.

b2) Second refining unit of RNEST – 2023

In 2023, the Company recognized a US$ 486 loss on this asset, mainly due to: (i) the review of the scope for the implementation of logistics infrastructure, with an increase in necessary investments; and (ii) the revision of the assumptions of the Strategic Plan 2024-2028, resulting in an increase in operational costs.

b3) Second refining unit of RNEST – 2022

The cash flows to measure the value in use of the second refining unit of RNEST considers operational optimization and the margins for the refining segment estimated in the Strategic Plan 2023-2027, triggering impairment reversals in the amount of US$ 89.

c1) Oil and gas exploratory assets -2024

The assessments conducted on exploratory assets indicated a reduction in the recoverable values of the exploratory blocks C-M-657 and C-M-709, located in the Campos Basin and, consequently, the recognition of losses amounting to US$ 224. Management approved the full and voluntary relinquishment of these blocks to ANP in October 2024.

c2) Oil and gas exploratory assets -2023

The assessment carried out on exploratory assets located in the pre-salt layer of the Campos basin (blocks C-M-210, C-M-277, C-M-344, C-M-346, C-M-411 and C-M-413) resulted in the recognition of a US$ 364 loss, due to the economic unfeasibility of projects in the phase of production development. In October 2023, the Company’s management approved the full and voluntary return of these blocks to the ANP.

d) Oil and gas production and drilling equipment in Brazil - 2022

Impairment losses of US$ 478 relates to equipment and structures in the E&P segment, mainly due to the decision to cease the use of platforms P-18, P-19, P-20, P-35 and P-47 in the Marlim field, leading to the recognition of losses in the amount of US$ 402.

e) Itaboraí utilities - 2022

The postponement of the beginning of operations of the Natural Gas Processing Unit (UPGN) of the Gaslub plant in Itaboraí, in the state of Rio de Janeiro, due to the termination of the agreement with the contractor responsible for the works, impacted revenue estimate, resulting in the recognition of a US$ 142 impairment loss.

25.1.1.	Assets most sensitive to future impairment recognition

Whenever the recoverable amount of an asset or CGU falls below the carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount. The following table presents the assets and CGUs most sensitive to future impairment losses, presenting recoverable amounts close to their current carrying amounts.

The analysis presented as follows considers CGUs with estimated impairment losses or reversals if there was a 10% reduction or increase in their recoverable amounts, arising from changes in material assumptions:

Potential impairment losses - 10% reduction in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity
Asset with recoverable amount close to its carrying amount
CGU Marlim Sul	E&P	4,825	4,760	(65)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (9 CGUs)	E&P	6,656	5,991	(665)
Itaboraí utilities	G&LCE	900	810	(90)
Araucária Nitrogenados - ANSA	RT&M	12	11	(1)
		12,393	11,572	(821)

Potential impairment reversals - 10% increase in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity (1)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (9 CGUs)	E&P	6,656	7,322	666
Itaboraí utilities	G&LCE	900	989	89
Araucária Nitrogenados - ANSA	RT&M	12	13	1
		7,568	8,324	756
(1) When calculating a 10% increase in the recoverable amount, the amount of impairment to be reversed is limited to the accumulated impairment of the CGU or to their recoverable amounts, whichever is lower.

Accounting policy for impairment of property, plant and equipment and intangible assets

Property, plant and equipment and intangible assets are assessed for impairment at the smallest identifiable group that generates largely independent cash inflows from other assets or groups of assets (CGU). Note 4.2 presents detailed information about the Company’s CGUs.

Assets related to development and production of oil and gas assets (fields or clusters) that have indefinite useful lives, such as goodwill, are tested for impairment at least annually, irrespective of whether there is any indication of impairment.

Considering the existing synergies between the Company’s assets and businesses, as well as the expectation of the use of its assets for their remaining useful lives, value in use is generally used by the Company for impairment testing purposes. When specifically indicated, the Company assesses differences between its assumptions and assumptions that would be used by market participants in the determination of the fair value of an asset or CGU.

Reversal of previously recognized impairment losses may occur for assets other than goodwill.

25.2.	Assets classified as held for sale

Asset or CGU by nature (1)	Carrying amount before impairment testing	Recoverable amount (2)	Impairment (losses) / reversals (3)	Business segment
				2024
Producing properties relating to oil and gas activities	44	–	(44)	E&P
Others			12	Several
Total			(32)
				2023
Producing properties relating to oil and gas activities	230	334	102	E&P
Others			1	Several
Total			103
				2022
Producing properties relating to oil and gas activities	376	300	(116)	E&P
Refinery and associated logistics assets	77	34	(44)	RT&M
Others			9	Several
Total			(151)
(1) It only refers to assets or groups of assets which presented impairment losses or reversals in the period.
(2) The recoverable amounts of assets for impairment computation were their fair value.

In 2024, the Company recognized impairment losses on assets held for sale arising from the assessment at the fair value of assets, net of disposal expenses, mainly arising from Pescada cluster, due to decommissioning cost review.

In 2023, the Company recognized reversals on assets held for sale in the amount of US$ 103 arising from the assessment at the fair value of assets, net of disposal expenses, mainly arising from the approval for the disposal of Uruguá cluster (US$ 102).

In 2022, the Company recognized losses on assets held for sale in the amount of US$ 151, arising from the assessment at the fair value of assets, net of disposal expenses, mainly:

i.	producing properties relating to oil and gas activities – a US$ 116 impairment loss, due to the revision of abandonment costs and of the recovery of areas of several concessions in clusters Golfinho (a US$ 72 impairment loss), Pescada (a US$ 29 impairment loss) and Camarupim (a US$ 15 impairment loss); and
ii.	refinery and associated logistics assets: approval for the disposal of LUBNOR refinery, in the state of Ceará, resulting in the recognition of a US$ 44 impairment loss.

The accounting policy for assets and liabilities held for sale is set out in note 29.

25.3.	Investments in associates and joint ventures (including goodwill)

Value in use is generally used for impairment test of investments in associates and joint ventures (including goodwill). The basis for estimates of cash flow projections includes: projections covering a period of 5 to 12 years, zero-growth rate perpetuity, budgets, forecasts and assumptions approved by management and a post-tax discount rate derived from the WACC or the Capital Asset Pricing Model (CAPM) models, specific for each case.

Accounting policy for impairment of associates and joint ventures

Investments in associates and joint ventures are tested individually for impairment. When performing impairment testing of an equity-accounted investment, goodwill, if it exists, is also considered part of the carrying amount to be compared to the recoverable amount.

Except when specifically indicated, value in use is generally used by the Company for impairment testing purposes in proportion to the Company’s interests in the present value of future cash flow projections via dividends and other distributions.

25.3.1.	Investment in publicly traded associates

Braskem S.A.

Braskem’s shares are publicly traded on stock exchanges in Brazil and abroad. As of December 31, 2024, the quoted market value of the Company’s investment in Braskem was US$ 557 based on the quoted values of both Petrobras’ interest in Braskem’s common stock (47% of the outstanding shares), and preferred stock (22% of the outstanding shares, see note 28.4). However, there is extremely limited trading of the common shares, since non-signatories of the shareholders’ agreement hold only approximately 3% of the common shares.

Given the operational relationship between Petrobras and Braskem, the recoverable amount of the investment for impairment testing purposes was determined based on value in use, considering future cash flow projections and the manner in which the Company can derive value from this investment via dividends and other distributions to arrive at its value in use. As the recoverable amount was higher than the carrying amount, no impairment losses were recognized for this investment.

Cash flow projections to determine the value in use of Braskem were based on estimated prices of feedstock and petrochemical products reflecting international trends on prices, petrochemical products sales volume estimates reflecting projected Brazilian and global G.D.P. growth, post-tax discount rate (excluding inflation) of 7.4% p.a., (WACC), and decreases in the EBITDA margin during the growth cycle of the petrochemical industry in the next years and increases in the long-term. Estimated exchange rates and Brent prices are the same as those set out in note 25.1.